Subsequent Events	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Nov. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited consolidated financial statements.

On October 2, 2026, the Company collected $150,000 of the notes receivable while the remaining $105,000 remain uncollected.

Note 9 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the balance sheet dates up to the date that the financial statements are available to be issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On December 18, 2025, the Company consummated the Initial Public Offering of 23,000,000 Units, which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $230,000,000. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 570,000 Private Placement Units at a price of $10.00 per Private Placement Unit, in a private placement to the Sponsor and Cantor Fitzgerald & Co., generating gross proceeds of $5,700,000. Of those 570,000 Private Placement Units, the Sponsor purchased 370,000 Private Placement Units, Cantor Fitzgerald & Co. purchased 200,000 Private Placement Units.

On December 18, 2025, in connection with the closing of the Initial Public Offering, the underwriters were entitled to an underwriting discount of 2.0% of the gross proceeds of the units offered in the Initial Public Offering, excluding any proceeds from units sold pursuant to the underwriters’ over-allotment option, or $4,000,000 in the aggregate, which was paid upon the closing of the Initial Public Offering. In addition, the underwriters were entitled to a deferred underwriting discount of 4.50% of the gross proceeds of the Initial Public Offering held in the Trust Account other than those sold pursuant to the underwriters’ over-allotment option and 6.50% of the gross proceeds sold pursuant to the underwriters’ over-allotment option, or $10,950,000 in the aggregate. The deferred underwriting discount will become payable to the underwriter from the amounts held in the Trust Account solely in the event the Company completes its Initial Business Combination.

On December 18, 2025, the Company repaid the total outstanding balance of the Promissory Note amounting to $300,000. Borrowings under the Note are no longer available.

On December 22, 2025, the Sponsor wired an aggregate amount of $38,718 back to the Company, representing the excess payment by the Company over the outstanding promissory note balance at the closing of the Initial Public Offering.